Schedule of property, plant and equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Plant and equipment	$ 58,128	$ 77,698
Total property and equipment	58,128	77,698
Balance at beginning of year	77,698
Balance at end of the year	58,128	77,698
Plant and equipment member.
IfrsStatementLineItems [Line Items]
Furniture and fittings - at cost	72,410	72,410
Less: accumulated depreciation	(63,077)	(59,339)
Plant and equipment	9,333	13,071
Balance at beginning of year	13,071	13,208
Additions		3,200
Disposals
Depreciation expense	(3,738)	(3,337)
Balance at end of the year	9,333	13,071
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Furniture and fittings - at cost	113,970	111,047
Less: accumulated depreciation	(95,882)	(82,269)
Plant and equipment	18,088	28,778
Balance at beginning of year	28,778	40,683
Additions	2,928	15,435
Disposals
Depreciation expense	(13,618)	(27,340)
Balance at end of the year	18,088	28,778
Office equipment [member]
IfrsStatementLineItems [Line Items]
Furniture and fittings - at cost	2,090	2,090
Less: accumulated depreciation	(1,706)	(1,508)
Plant and equipment	384	582
Balance at beginning of year	582	777
Additions
Disposals
Depreciation expense	(198)	(195)
Balance at end of the year	384	582
Furnitrue and fittings [member]
IfrsStatementLineItems [Line Items]
Furniture and fittings - at cost	49,537	49,537
Less: accumulated depreciation	(19,214)	(14,270)
Plant and equipment	30,323	35,267
Balance at beginning of year	35,267	40,260
Additions
Disposals
Depreciation expense	(4,944)	(4,993)
Balance at end of the year	$ 30,323	$ 35,267